UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments

Senior Floating-Rate Loans — 115.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	7,275	$7,335,812
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	944	940,455
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	1,263	1,019,587
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)	15,673	15,761,664
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing June 9, 2023(4)	38,912	39,126,051
Term Loan, 4.26%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	37,659	37,899,162
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	12,825	12,624,609

		$114,707,340

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	1,112	$1,119,393
American Axle and Manufacturing, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	32,044	32,101,126
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	2,750	2,791,250
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	4,083	4,112,732
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	10,249	10,351,806
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	35,244	35,434,818
Federal-Mogul Holdings Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	40,986	41,306,290
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	15,325	15,404,813

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		7,067	$7,128,532
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		13,349	13,399,184
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	6,811	8,009,819
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		19,373	19,463,331
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,572	17,682,206
Visteon Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024		2,500	2,516,145

			$210,821,445

Beverage and Tobacco — 0.5%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		4,801	$4,862,389
Arterra Wines Canada, Inc.
Term Loan, 4.04%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,788	4,827,019
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		7,454	7,006,774
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,490,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,650	3,677,375
Term Loan, Maturing September 26, 2024(5)	GBP	4,425	5,913,795
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	11,718,875

			$39,496,227

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,107	$12,122,508
Term Loan - Second Lien, 6.74%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 4.74% PIK)), Maturing May 23, 2021		20,308	20,219,466
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.13%, (3 mo. USD LIBOR + 8.75%), Maturing March 3, 2023		3,800	3,828,500

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		6,137	$5,953,163

			$42,123,637

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		29,154	$29,359,994
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)		6,125	6,168,383
Capital Automotive L.P.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 24, 2024		7,608	7,651,417
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		10,325	10,426,103
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,790	19,972,745
DTZ U.S. Borrower, LLC
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		38,796	39,044,496
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		5,225	5,251,125
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023		8,163	8,251,746
PCF GmbH
Term Loan, 4.00%, (1 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	7,300	8,589,762
Ply Gem Industries, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021		7,330	7,387,541
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		39,452	39,550,567
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		15,774	15,842,865
Realogy Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021		2,906	2,911,699
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022		15,063	15,168,044

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022		5,254	$5,302,227
VICI Properties 1, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing October 14, 2022		2,435	2,439,445
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		5,550	5,543,063
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		5,349	5,381,071
Term Loan - Second Lien, 10.32%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,899,250

			$244,141,543

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,279	$13,462,249
AlixPartners, LLP
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		23,350	23,503,498
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		10,171	9,751,208
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)		13,525	13,558,812
Belron S.A.
Term Loan, Maturing October 26, 2024(5)	EUR	2,750	3,233,367
Term Loan, Maturing October 26, 2024(5)		5,725	5,775,094
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,337	5,372,706
Brickman Group Ltd., LLC
Term Loan, 4.32%, (USD LIBOR + 3.00%), Maturing December 18, 2020(4)		2,430	2,449,631
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023		22,809	22,983,738
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024		16,205	16,331,455
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		64,135	64,553,170

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Charah, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		6,800	$6,834,000
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,249	17,302,256
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		7,252	7,346,875
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,231	10,189,621
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		11,721	11,770,860
DigiCert, Inc.
Term Loan, Maturing October 31, 2024(5)		10,075	10,216,050
Education Management, LLC
Revolving Loan, 5.17%, (USD LIBOR + 4.50%), Maturing March 31, 2019(2)(3)(4)		3,914	1,859,076
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		2,948	1,400,121
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		6,636	0
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		55,454	56,095,713
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.59%, (3 mo. GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	5,033,481
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		5,525	5,591,759
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,246	8,256,793
First Data Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 2, 2020		14,406	14,449,205
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		45,204	45,390,464
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 26, 2024		6,916	6,958,777
Garda World Security Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		24,203	24,444,913
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.75%), Maturing May 24, 2024	CAD	8,632	6,711,572

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Gartner, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,950	$1,962,187
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 5, 2024		1,990	1,997,462
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		7,978	8,015,765
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		17,025	17,110,125
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		24,322	24,656,146
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,815	22,049,890
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	8,133	9,587,356
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		11,165	11,172,117
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		9,979	10,091,485
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		9,857	9,926,711
Term Loan, 3.88%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,308	2,326,437
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		57,916	58,375,901
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,209	19,079,673
PGX Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,580	13,580,468
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,388	16,552,007
Red Ventures, LLC
Term Loan, Maturing October 11, 2022(5)		12,600	12,529,125
ServiceMaster Company
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,927	23,062,774

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Spin Holdco, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		31,416	$31,629,090
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2024	EUR	13,200	15,504,142
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		8,254	8,291,284
Trans Union, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,610	20,692,805
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		32,760	32,845,081
TriNet HR Corporation
Term Loan, 3.58%, (6 mo. USD LIBOR + 2.13%), Maturing July 9, 2019		515	516,923
Vantiv, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		10,325	10,391,679
Term Loan, Maturing September 18, 2024(5)		2,900	2,909,666
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		14,078	14,183,947
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		7,773	7,790,450
West Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		11,450	11,461,450

			$839,118,610

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2019		4,044	$4,058,994
Term Loan, Maturing August 11, 2024(5)		5,000	5,003,905
Charter Communications Operating, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2020		15,758	15,848,285
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing January 3, 2021		6,308	6,342,849
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2022		2,927	2,944,138
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		19,799	19,960,729

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
CSC Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		49,007	$48,945,251
MCC Iowa, LLC
Term Loan, 3.71%, (1 week USD LIBOR + 2.50%), Maturing January 29, 2021		5,962	5,993,140
Mediacom Illinois, LLC
Term Loan, 3.46%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024		4,723	4,745,048
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,129	10,682,431
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,940	16,947,820
Term Loan, Maturing January 31, 2026(5)		4,000	4,009,584
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		8,067	7,996,781
Telenet Financing USD, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		29,625	29,777,243
Telnet International Finance S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 31, 2026	EUR	3,500	4,114,432
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing October 16, 2024(5)	EUR	9,400	11,001,596
UPC Financing Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,000	25,112,500
Virgin Media Bristol, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		69,806	70,149,699
Virgin Media Investment Holdings Limited
Term Loan, 3.80%, (1 mo. GBP LIBOR + 3.50%), Maturing January 31, 2026	GBP	12,525	16,716,524
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	18,425	21,551,786
Ziggo Secured Finance Partnership
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		42,150	42,290,486

			$374,193,221

Chemicals and Plastics — 7.1%
A. Schulman, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		9,586	$9,628,128

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,100	$10,175,435
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		11,483	11,532,861
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		5,561	5,600,452
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)		15,950	16,007,324
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	9,950	11,721,871
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		31,346	31,555,424
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing June 27, 2024	EUR	1,500	1,765,566
Chemours Company (The)
Term Loan, 3.00%, (6 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	6,394	7,514,211
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		2,881	2,912,801
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,785	3,812,537
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,325	5,333,323
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,985	3,506,196
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		3,507	3,529,843
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,244	1,421,918
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,916	1,863,541
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		14,577	14,175,806
Gemini HDPE, LLC
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		14,037	14,133,862

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
H.B. Fuller Company
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 12, 2024		20,950	$21,095,896
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		5,211	5,248,414
Ineos Finance PLC
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing March 31, 2022	EUR	12,612	14,722,211
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing April 1, 2024	EUR	38,757	45,242,153
INEOS Styrolution Group GmbH
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		1,995	2,004,340
Ineos US Finance, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		14,395	14,450,290
Term Loan, Maturing March 31, 2024(5)		10,000	10,000,000
Term Loan, Maturing March 31, 2024(5)	EUR	31,800	37,172,455
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		13,920	13,980,712
Inovyn Finance PLC
Term Loan, Maturing April 11, 2024(5)	EUR	5,400	6,307,385
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing January 6, 2022	EUR	4,231	4,982,114
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		12,637	12,839,920
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,600	4,232,772
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,514	2,531,798
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	5,214	6,125,012
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		30,658	30,866,065
Minerals Technologies, Inc.
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,920	15,041,275
Orion Engineered Carbons GmbH
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		5,138	5,182,790
PolyOne Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		7,211	7,264,880

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
PPC Industries, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing May 8, 2024	11,210	$11,224,046
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	17,763	17,986,453
Proampac PG Borrower, LLC
Term Loan, 5.30%, (USD LIBOR + 4.00%), Maturing November 18, 2023(4)	2,487	2,516,619
Solenis International L.P.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	8,512	8,541,237
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	574	580,912
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	3,255	3,291,834
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024	17,635	17,804,085
Tronox Blocked Borrower, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	10,801	10,873,151
Tronox Finance, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	24,924	25,091,886
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024	5,037	5,087,749
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022	26,936	27,083,077
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	3,900	3,946,312
Versum Materials, Inc.
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 29, 2023	4,356	4,383,905

		$553,892,847

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023	9,819	$9,896,874

		$9,896,874

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.4%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,519	$2,534,429
SGB-SMIT Management GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,816,613
Spectrum Brands, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		13,058	13,161,882
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 23, 2022	CAD	9,274	7,245,630

			$30,758,554

Containers and Glass Products — 3.2%
Anchor Glass Container Corporation
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		4,293	$4,322,520
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		17,608	17,684,690
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,463	7,490,484
BWAY Holding Company
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		16,434	16,502,769
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,855	4,895,204
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		39,773	40,075,144
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	16,325	19,037,561
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,456	13,733,526
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)		3,525	3,554,744
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		7,020	7,063,825
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		63,223	63,650,243
Ring Container Technologies Group, LLC
Term Loan, Maturing October 31, 2024(5)		5,075	5,086,104

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, Maturing March 13, 2022(5)	EUR	3,984	$4,672,154
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		33,726	33,953,689
Tekni-Plex, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		6,150	6,201,248

			$247,923,905

Cosmetics / Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		25,749	$26,070,562
Prestige Brands, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024		2,595	2,614,426

			$28,684,988

Drugs — 3.7%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		4,725	$4,763,391
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		13,432	13,519,790
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		27,770	28,004,388
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,828	25,892,573
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		45,637	46,286,820
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024		22,216	22,338,729
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		60,459	60,867,883
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		27,684	27,775,950

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022		58,736	$59,940,185

			$289,389,709

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023		39,026	$39,399,538
Casella Waste Systems, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 17, 2023		4,863	4,898,207
Clean Harbors, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024		2,843	2,857,089
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		14,992	15,272,802
GFL Environmental, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 27, 2023	CAD	9,677	7,510,539
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		18,253	18,355,830
Strategic Materials, Inc.
Term Loan, Maturing October 25, 2024(5)		2,400	2,394,000
Wrangler Buyer Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		5,450	5,501,579

			$96,189,584

Electronics / Electrical — 11.3%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		27,200	$27,159,200
Answers Finance, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		2,829	2,764,954
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%), Cap 1.10%, Maturing September 15, 2021		5,335	5,135,073
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		25,700	26,049,803
Term Loan - Second Lien, 8.32%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,096,876

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		20,313	$20,526,211
Term Loan - Second Lien, 10.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,727,909
Avast Software B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 29, 2023	EUR	5,070	5,975,304
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023		21,709	21,864,256
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,098	6,929,774
CommScope, Inc.
Term Loan, 3.37%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)		7,309	7,342,385
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		6,775	6,801,463
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		15,089	15,216,252
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		7,918	7,984,903
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		14,594	14,812,573
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,770	1,781,225
Exact Merger Sub, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,550	6,615,500
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020		8,319	8,350,178
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		23,562	23,738,612
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024		47,878	48,144,637
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		10,200	10,361,762
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	3,000	3,544,783

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		33,965	$34,326,123
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		17,313	17,363,502
Infor (US), Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022	EUR	10,752	12,619,550
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		71,450	71,673,276
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		53,191	53,371,301
Lattice Semiconductor Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,763	10,870,966
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		13,066	13,101,671
MA FinanceCo., LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		34,751	34,797,781
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		4,701	4,710,913
MaxLinear, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		11,438	11,508,984
Microsemi Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2023		834	838,764
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		9,356	9,437,361
Ramundsen Holdings, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing February 1, 2024		13,930	14,069,300
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		17,956	18,081,961
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		2,450	2,472,969
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		14,101	14,287,214
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		31,749	31,813,956

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		824	$791,834
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		36,512	35,074,163
Sparta Systems, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,500	3,520,415
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		652	656,632
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		13,544	13,635,002
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		12,868	13,012,512
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,539	3,401,679
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,519	2,547,285
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 19, 2024		7,711	7,714,867
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		15,475	15,277,694
Tibco Software, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		5,636	5,673,541
Uber Technologies
Term Loan, 5.24%, (3 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		47,931	48,320,032
VeriFone, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2019		4,593	4,581,214
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. EURIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	EUR	2,985	3,521,627
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		19,297	19,422,730
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		35,709	35,964,641

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing August 26, 2023	EUR	1,883	$2,211,450
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023		11,096	11,148,953
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023		16,112	16,227,722

			$876,973,218

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020		2,244	$2,259,493
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		55,365	55,817,452
Delos Finance S.a.r.l.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023		24,125	24,336,094
Flying Fortress, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022		11,500	11,579,063

			$93,992,102

Financial Intermediaries — 4.3%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022		5,535	$5,596,774
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020		18,944	19,156,255
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		4,650	4,667,438
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		27,908	28,169,640
Clipper Acquisitions Corp.
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing February 6, 2020		12,540	12,622,529
Donnelley Financial Solutions, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		5,476	5,510,417
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022		11,700	11,869,404

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Focus Financial Partners, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	18,125	$18,310,781
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	31,887	32,524,514
Geo Group, Inc. (The)
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	4,353	4,363,329
Greenhill & Co., Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	10,700	10,760,187
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	45,050	45,399,175
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	4,439	4,444,690
Jefferies Finance, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	1,000	1,004,375
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	12,120	12,166,964
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	2,376	2,384,930
NXT Capital, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022	22,616	22,955,243
Ocwen Financial Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	5,366	5,369,291
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	28,021	28,067,486
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024	8,037	8,036,745
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024	6,933	7,019,283
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020	9,288	9,398,026

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		35,132	$33,272,923

			$333,070,399

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		24,600	$24,104,163
American Seafoods Group, LLC
Term Loan, 4.57%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,500	3,543,750
Badger Buyer Corp.
Term Loan, 5.38%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		3,775	3,816,291
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		9,850	9,942,659
Del Monte Foods, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,985	12,027,166
Term Loan - Second Lien, 8.69%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		6,263	3,569,910
Dole Food Company, Inc.
Term Loan, 4.01%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		15,751	15,840,623
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	5,500	6,497,570
High Liner Foods Incorporated
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	12,274,150
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		13,860	14,039,750
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	4,500	5,301,884
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		18,285	18,416,168
JBS USA, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		61,118	60,239,306
Keurig Green Mountain, Inc.
Term Loan, 2.75%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		3,242	3,240,120

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing May 15, 2024	EUR	5,825	$6,864,236
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		8,175	8,241,422
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		11,736	11,807,470
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		24,489	24,624,855
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,024,769

			$251,416,262

Food Service — 2.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.53%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		71,201	$71,304,372
Centerplate, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing November 26, 2019(4)		9,965	9,971,576
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		15,606	15,722,932
Pizza Hut Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		16,208	16,317,915
Selecta Group B.V.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.00%, Floor 0.50%), Maturing June 15, 2020	EUR	6,037	6,977,141
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,987	1,998,817
TKC Holdings, Inc.
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		9,030	9,124,156
US Foods, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2023		12,928	13,045,454
Weight Watchers International, Inc.
Term Loan, 4.55%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)		44,808	44,483,366
Welbilt, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,400,610

			$196,346,339

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 1.7%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,280	$15,822,272
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,661	11,319,909
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		43,395	42,132,214
General Nutrition Centers, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		7,084	6,770,491
Holland & Barrett International
Term Loan, 5.58%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,275	5,556,006
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,275	4,883,249
Rite Aid Corporation
Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020		33,665	34,085,408
Term Loan - Second Lien, 5.13%, (1 mo. USD LIBOR + 3.88%), Maturing June 21, 2021		8,000	8,046,664
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,295	2,229,319
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,825	3,715,532

			$134,561,064

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		8,437	$8,500,298

			$8,500,298

Health Care — 11.4%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		2,042	$2,058,843
Term Loan, Maturing February 16, 2023(5)		1,350	1,360,406
ADMI Corp.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		17,291	17,471,434
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		5,160	5,208,467
Alliance Healthcare Services, Inc.
Term Loan, Maturing October 24, 2023(5)		8,500	8,531,875
Term Loan - Second Lien, Maturing October 3, 2024(5)		5,175	5,097,375

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	7,020	$7,054,743
ATI Holdings Acquisition, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing May 10, 2023	1,995	2,021,758
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	15,788	15,975,401
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	5,693	5,692,500
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	11,648	11,463,768
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	28,276	28,346,390
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	8,800	8,826,127
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	1,053	1,054,027
CHG Healthcare Services, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	25,501	25,789,683
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	12,159	11,968,674
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	23,153	22,460,514
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	10,783	10,792,614
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	4,629	4,651,642
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	9,751	9,872,897
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	9,708	9,802,487
DJO Finance, LLC
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020	19,550	19,591,544

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC (continued)
Term Loan, 4.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	6,210	$6,222,935
Envision Healthcare Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	70,592	71,004,136
Equian, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	3,108	3,145,298
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	956	967,784
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	2,571	2,573,512
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	8,478	8,485,562
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	17,697	17,854,944
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	10,598	10,704,422
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	18,978	19,030,207
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	38,090	38,267,838
HCA, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,493	1,504,043
Immucor, Inc.
Term Loan, 6.31%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	998	1,017,325
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	4,676	4,705,491
Indivior Finance S.a.r.l.
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	7,795	7,892,197
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	38,886	39,072,022
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,106	28,111,659

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	25,501	$25,615,320
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,085,188
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,605	6,962,852
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,486	5,547,970
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	5,552	5,441,240
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	52,314	52,777,929
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	4,036	3,955,753
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	10,034	10,135,792
Navicure, Inc.
Term Loan, Maturing October 3, 2024(5)	6,600	6,616,500
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,427	1,210,275
Opal Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	22,509	21,749,210
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	36,914	37,102,849
Parexel International Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	27,200	27,499,200
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	8,375	8,432,578
Term Loan - Second Lien, Maturing September 26, 2025(5)	4,300	4,326,875
Press Ganey Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	18,213	18,349,427
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	13,838	13,950,265

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Quintiles IMS Incorporated (continued)
Term Loan, 3.32%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2025		10,250	$10,324,743
RadNet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023		14,794	14,905,344
Select Medical Corporation
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)		15,771	15,960,393
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		7,663	7,691,508
Surgery Center Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		21,100	20,989,225
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		35,870	35,570,847
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024		10,538	10,577,040
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024		15,736	15,794,571
Vedici Groupe
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,426,549

			$890,651,987

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		16,234	$16,437,242
Serta Simmons Bedding, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,667	48,139,570

			$64,576,812

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		29,145	$28,930,551
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024		29,278	29,527,967

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	6,780	$7,990,007
Columbus McKinnon Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		9,107	9,166,956
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	4,377	5,160,906
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		10,666	10,772,164
Dragon Merger Sub, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,725	8,828,609
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	2,704	3,180,353
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	6,759	7,950,882
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		5,325	5,364,938
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(2)		871	873,094
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		6,704	6,716,109
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		19,780	19,977,596
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		20,881	21,065,457
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,200	3,732,211
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,500	13,564,719
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	8,035	9,443,211
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		33,886	34,125,209
Generac Power Systems, Inc.
Term Loan, 3.59%, (3 mo. USD LIBOR + 2.25%), Maturing May 31, 2023		20,938	21,038,166
Harsco Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.00%), Maturing November 2, 2023		6,208	6,322,044

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,600	$4,647,918
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		25,740	25,966,867
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		30,011	30,210,971
Paladin Brands Holding, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		10,475	10,553,563
Paternoster Holding IV GmbH
Term Loan, 6.00%, (3 mo. EURIBOR + 5.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	15,470,758
Rexnord, LLC
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 21, 2023(4)		51,337	51,708,713
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		8,350	8,446,551
Signode Industrial Group US, Inc.
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,737	7,814,004
STS Operating, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021		5,256	5,301,796
Tank Holding Corp.
Term Loan, 5.54%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		8,883	8,918,720
Terex Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		10,093	10,148,142
Thermon Industries, Inc.
Term Loan, Maturing October 24, 2024(5)		3,875	3,894,375

			$436,813,527

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		21,433	$21,606,899
AmWINS Group, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,791	28,923,156

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	35,154	$35,452,093
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	33,326	33,626,222
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	16,225	16,764,984
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	11,638	11,477,983
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020	6,266	5,701,977
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	36,052	36,381,083
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	22,248	22,482,235
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	6,100	6,096,188
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	21,650	21,701,419

		$240,214,239

Leisure Goods / Activities / Movies — 4.0%
AMC Entertainment, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	9,905	$9,924,736
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	3,945	3,940,666
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	28,859	29,151,587
Bombardier Recreational Products, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	31,903	32,102,142
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	8,635	8,703,036
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	18,245	18,386,100
Cedar Fair L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 13, 2024	2,438	2,460,442

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Cinemark USA, Inc.
Term Loan, 3.28%, (3 mo. USD LIBOR + 2.00%), Maturing May 9, 2022	2,430	$2,444,484
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	18,450	18,510,534
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	27,775	27,994,895
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	11,222	11,323,579
Kasima, LLC
Term Loan, 3.83%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)	243	244,669
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	637	641,547
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	4,935	4,971,991
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	16,682	16,775,858
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	6,661	6,728,113
National CineMedia, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	6,232	6,253,322
Regal Cinemas Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2022	5,334	5,338,585
Sabre GLBL, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	11,384	11,451,642
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing May 14, 2020	2,301	2,252,915
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	16,790	16,562,852
SRAM, LLC
Term Loan, 4.53%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	15,512	15,575,006
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	11,145	10,894,644

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Travel Leaders Group, LLC
Term Loan, 5.81%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		15,928	$16,151,571
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,197	10,293,392
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023		21,377	21,501,419

			$310,579,727

Lodging and Casinos — 4.6%
Affinity Gaming, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2023		11,609	$11,674,745
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		39,783	40,091,147
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		2,511	2,536,026
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024		5,450	5,477,250
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		13,328	13,407,173
Caesars Growth Properties Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 8, 2021		8,308	8,323,828
CityCenter Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		32,868	33,044,814
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		4,168	4,209,364
Term Loan, 4.59%, (3 mo. GBP LIBOR + 4.25%), Maturing July 31, 2024	GBP	925	1,241,166
Eldorado Resorts, LLC
Term Loan, 3.50%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		12,255	12,293,245
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023		36,980	37,262,593
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023		6,898	6,952,844

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023		5,860	$5,939,673
Golden Nugget, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)		38,178	38,601,112
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		39,342	39,620,288
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021		12,471	12,565,995
Las Vegas Sands, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		3,970	3,996,190
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 23, 2021		21,971	22,032,556
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		23,665	23,812,591
Playa Resorts Holding B.V.
Term Loan, 4.37%, (USD LIBOR + 3.00%), Maturing April 5, 2024(4)		18,778	18,832,713
RHP Hotel Properties L.P.
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024		10,448	10,534,998
Richmond UK Bidco Limited
Term Loan, 4.65%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,925	3,880,954
Tropicana Entertainment, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		4,310	4,345,184

			$360,676,449

Nonferrous Metals / Minerals — 1.4%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,907	$18,130,599
Fairmount Santrol, Inc.
Term Loan, 6.75%, (3 mo. USD Prime + 2.50%), Maturing September 5, 2019		18,627	18,615,268
Term Loan, Maturing October 12, 2024(5)		18,575	18,627,251
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		11,014	11,165,189

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	18,321	$16,443,090
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)	196	117,374
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,252	518,044
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	6,459	6,548,191
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	17,595	17,671,824
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)	1,545	974,842

		$108,811,672

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33% (3mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	15,077	$15,985,714
Aquilex Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	11,200	11,298,000
Term Loan - Second Lien, 9.74%, (3 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,100	4,048,750
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	7,057	7,147,738
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	16,547	16,722,740
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	7,278	7,375,099
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	10,947	11,010,496
Crestwood Holdings, LLC
Term Loan, 9.24%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	7,679	7,712,724
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	12,537	12,051,634

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Fieldwood Energy, LLC (continued)
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	14,475	$13,111,933
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	3,998	2,843,556
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	5,552	2,119,027
Green Plains Renewable Energy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	10,450	10,528,375
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	42,506	42,711,110
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(6)	78	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	573	472,581
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	25,364	19,392,771
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	335	285,100
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	899	764,456
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,465	5,495,444
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	892	755,437
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,460	1,236,787
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	11,021	9,333,667
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023(7)	551	477,513
Ultra Resources, Inc.
Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing April 12, 2024(4)	13,300	13,338,796

		$216,219,448

Publishing — 1.7%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	13,650	$13,753,795

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,489	$36,406,216
Harland Clarke Holdings Corp.
Term Loan, 7.33%, (3 mo. USD LIBOR + 6.00%), Maturing December 31, 2021	4,682	4,713,793
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	9,834	9,865,218
LSC Communications, Inc.
Term Loan, 7.20%, (1 week USD LIBOR + 6.00%), Maturing September 30, 2022	8,284	8,367,327
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	4,828	4,863,201
Nielsen Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,624	25,769,490
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	12,225	12,357,736
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	10,499	10,548,828
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	7,868	7,927,451

		$134,573,055

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,771	$5,251,839
AP NMT Acquisition B.V.
Term Loan, 7.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,930	5,734,412
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	14,159	14,287,655
Term Loan, Maturing October 17, 2023(5)	4,200	4,234,650
Cumulus Media Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	38,470	33,612,983
E.W. Scripps Company (The)
Term Loan, 3.49%, (3 mo. USD LIBOR + 2.25%), Maturing August 16, 2024	3,875	3,906,484

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Entercom Radio, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	17,531	$17,607,802
Entravision Communications Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2020	12,489	12,532,272
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	2,357	2,378,235
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	5,166	5,178,597
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	14,994	11,273,747
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	2,571	1,942,759
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,574	2,591,658
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	20,503	20,641,744
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,115	4,145,548
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	11,300	11,384,750
Sinclair Television Group, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,493	17,558,410
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	73,957	73,696,929

		$247,960,474

Retailers (Except Food and Drug) — 3.6%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	18,814	$16,409,244
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,550	9,305,281
BJ’s Wholesale Club, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	8,060	7,876,332

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	17,909	$18,044,340
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	852	853,594
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,027	14,098,660
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,130	14,839,415
Global Appliance, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,150	10,172,208
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	16,119	16,222,932
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	23,141	12,294,702
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,693	14,800,213
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	9,677	9,625,395
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	13,420	13,438,698
Neiman Marcus Group Ltd., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,928	15,782,812
Party City Holdings, Inc.
Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	22,778	22,863,782
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,800	33,434,470
PFS Holding Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,527	10,403,092
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,151	5,935,653
Rent-A-Center, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	942	937,385

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,250	$5,911,219
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	21,562	19,863,992
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	10,374	10,412,903

		$283,526,322

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	14,227	$14,346,343
Neenah Foundry Company
Term Loan, 7.79%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	10,192	10,115,375
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	36,114	36,352,924

		$60,814,642

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022	9,736	$9,716,714
Hertz Corporation (The)
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,505	7,493,863
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	973	975,362
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,200	3,207,354
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	7,396	7,444,511
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,367	18,958,490

		$47,796,294

Telecommunications — 5.3%
Arris Group, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 26, 2024	572	$575,961

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(7)		50,575	$49,969,162
Ciena Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		6,670	6,702,982
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		7,855	7,926,010
Consolidated Communications, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		17,341	17,091,402
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		11,725	11,820,266
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	16,875	19,764,673
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,977	18,102,692
Global Eagle Entertainment, Inc.
Term Loan, 8.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		13,890	13,635,505
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		52,759	52,698,158
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		16,808	16,429,659
Level 3 Financing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		23,800	23,893,510
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)		4,700	4,751,409
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,343	16,337,776
SBA Senior Finance II, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		10,401	10,451,979
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		1,948	1,956,781
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,252	54,475,190
Syniverse Holdings, Inc.
Term Loan, 4.24%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		11,867	11,595,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc. (continued)
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	18,900	$18,468,742
Telesat Canada
Term Loan, 4.32%, (2 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	41,546	41,954,199
U.S. Telepacific Corporation
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 2, 2023	1,247	1,213,365
Unitymedia Finance, LLC
Term Loan, Maturing October 16, 2024(5)	10,050	10,036,392

		$409,851,650

Utilities — 2.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	3,301	$3,311,718
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	7,861	7,874,402
Calpine Corporation
Term Loan, 3.00%, (3 mo. USD LIBOR + 1.75%), Maturing November 30, 2017	1,268	1,270,560
Term Loan, 3.00%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	3,905	3,915,838
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	37,052	37,229,857
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	4,044	4,106,370
Dynegy, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 7, 2024	18,877	19,009,903
Granite Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	1,045	1,057,712
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	23,108	23,397,203
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	4,407	4,164,802
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,575	1,584,522
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	25,278	25,429,591
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	8,865	8,770,820

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,435	$6,730,454
Talen Energy Supply, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,475	6,473,010
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		6,809	6,801,451
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023		4,788	4,821,032

			$165,949,245

Total Senior Floating-Rate Loans (identified cost $9,028,525,036)			$8,995,213,709

Corporate Bonds & Notes — 3.4%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,060,525

			$7,060,525

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		186	$208,110

			$208,110

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,923,094

			$1,923,094

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)		4,100	$4,187,125
Hexion, Inc.
6.625%, 4/15/20		22,200	19,869,000
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,255,000

			$27,311,125

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$20,757,235
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,260,119

			$29,017,354

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		9,841	$10,468,364
7.00%, 3/15/24(8)		12,794	13,881,490
5.50%, 11/1/25(8)		12,300	12,592,125

			$36,941,979

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		10,400	$11,414,000

			$11,414,000

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,376,655
7.875%, 7/15/20(8)	GBP	3,500	4,772,315

			$8,148,970

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$781,473

			$781,473

Food Products — 0.1%
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	3,074	$4,093,860

			$4,093,860

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$11,329,625
6.25%, 3/31/23		13,375	12,890,156
HCA, Inc.
4.75%, 5/1/23		4,650	4,876,688

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		21,975	$23,183,625
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,171,875
4.375%, 10/1/21		6,225	6,234,337

			$71,686,306

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.28%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	6,500	$8,679,248

			$8,679,248

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,305,000

			$4,305,000

Media — 0.0%(10)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		3,600	$3,708,000

			$3,708,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,917,750

			$6,917,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,268,932
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,031,479
5.125%, 2/15/25(8)		3,000	2,988,750

			$5,289,161

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$4,902,000

			$4,902,000

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%
Selecta Netherlands B.V.
4.63%, 9/30/30(8)	EUR	435	$177,390
Wind Acquisition Finance S.A.
4.919%, (3 mo. EURIBOR + 5.25%), 4/30/19(8)(9)	EUR	4,825	5,633,888
6.50%, 4/30/20(8)		3,150	3,261,353
Wind Tre SpA
(3 mo. EURIBOR + 2.75%), 1/20/24(8)(11)	EUR	6,175	7,236,103

			$16,308,734

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,072,500
5.875%, 1/15/24(8)		5,000	5,200,000
5.25%, 6/1/26(8)		7,675	7,722,969

			$14,995,469

Total Corporate Bonds & Notes (identified cost $266,361,052)			$263,692,158

Asset-Backed Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.809%, (3 mo. USD LIBOR + 7.45%), 10/15/27(8)(9)		$2,000	$2,059,681
Series 2013-7RA, Class DR, 8.499%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)		3,000	3,109,918
Series 2015-16A, Class D, 6.709%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(9)		3,000	3,006,060
Apidos CLO XVII
Series 2014-17A, Class C, 4.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)		1,500	1,501,128
Apidos CLO XXI
Series 2015-21A, Class D, 6.904%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(9)		1,500	1,506,515
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		2,000	2,007,434
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.603%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		1,670	1,647,677

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	$2,175	$2,065,841
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-4A, Class D, 8.263%, (3 mo. USD LIBOR + 6.9%), 10/20/27(8)(9)	1,500	1,536,041
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.463%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,007,780
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.004%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,508,727
Series 2015-19A, Class D1R, 7.895%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	1,944,678
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.363%, (3 mo. USD LIBOR + 7.00%), 10/20/27(8)(9)	2,000	2,049,962
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.059%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,052,758
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.816%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,088,309
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.863%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	2,900	2,910,392
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.509%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,065,332
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.453%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)	2,450	2,474,880
Series 2014-1A, Class DR, 8.253%, (3 mo. USD LIBOR + 6.90%), 1/17/27(8)(9)	1,900	1,908,133
Series 2015-1A, Class DR, 7.516%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,847,750
Park Avenue Institutional Advisers CLO, Ltd.
Series 2017-1A, Class D, (3 mo. USD LIBOR + 6.22%), 11/14/29(8)(11)	500	481,798
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.813%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	2,900	2,946,777

Total Asset-Backed Securities (identified cost $44,832,433)		$46,727,571

Common Stocks — 0.8%

Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)	168	$1,735,629

		$1,735,629

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	48,926	$1,528,938

		$1,528,938

Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(13)	41,829,101	$0
RCS Capital Corp.(12)(13)	435,169	12,837,486

		$12,837,486

Electronics / Electrical — 0.1%
Answers Corp.(12)(13)	642,963	$10,180,226

		$10,180,226

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	319,499	$103,837

		$103,837

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(12)(13)	49,491	$640,908

		$640,908

Nonferrous Metals / Minerals — 0.0%(10)
ASP United/GHX Holding, LLC(3)(12)(13)	1,769	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(12)(13)	538,696	$18,315,664
Paragon Offshore Finance Company, Class A(12)(13)	16,581	18,516
Paragon Offshore Finance Company, Class B(12)(13)	8,290	160,619
Paragon Offshore, Ltd.(12)(13)	16,581	283,949
Samson Resources II, LLC, Class A(12)(13)	387,972	9,440,639
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	320,880

		$28,540,267

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Publishing — 0.1%
ION Media Networks, Inc.(3)(13)	13,247	$6,918,378
MediaNews Group, Inc.(12)(13)	66,239	1,059,823

		$7,978,201

Total Common Stocks (identified cost $43,091,334)		$63,545,492

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Warrants — 0.0%(10)

Security	Shares	Value

Electronics / Electrical — 0.0%(10)
Selecta Group S.a.r.l., Class D (12)(13)	16,020	$242,591

Total Warrants (identified cost $38,510)		$242,591

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(14)	32,874,837	$32,878,125

Total Short-Term Investments (identified cost $32,878,125)		$32,878,125

Total Investments — 120.6% (identified cost $9,419,011,410)		$9,402,299,646

Less Unfunded Loan Commitments — (0.1)%		$(3,459,030)

Net Investments — 120.5% (identified cost $9,415,552,380)		$9,398,840,616

Other Assets, Less Liabilities — (20.5)%		$(1,601,283,839)

Net Assets — 100.0%		$7,797,556,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at October 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $215,508,771 or 2.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after October 31, 2017.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	20,000,000	USD	23,530,024	JPMorgan Chase Bank, N.A.	11/30/17	$—	$(199,271)
USD	22,018,634	CAD	27,751,889	HSBC Bank USA, N.A.	11/30/17	502,045	—
USD	147,066,808	EUR	121,786,389	State Street Bank and Trust Company	11/30/17	4,998,401	—
USD	14,675,827	GBP	11,305,012	HSBC Bank USA, N.A.	11/30/17	—	(350,409)
USD	15,679,224	EUR	13,200,000	Goldman Sachs International	12/29/17	251,456	—
USD	108,455,636	EUR	91,847,341	Goldman Sachs International	12/29/17	1,107,189	—
USD	4,724,401	EUR	3,984,490	JPMorgan Chase Bank, N.A.	12/29/17	67,447	—
USD	165,936,143	EUR	142,400,844	Goldman Sachs International	1/31/18	—	(825,568)
USD	40,428,264	GBP	30,745,891	State Street Bank and Trust Company	1/31/18	—	(524,894)

						$6,926,538	$(1,900,142)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $9,382,674,255)	$9,365,962,491
Affiliated investment, at value (identified cost, $32,878,125)	32,878,125
Cash	32,398,116
Deposits for derivatives collateral — forward foreign currency exchange contracts	3,870,000
Foreign currency, at value (identified cost, $47,260,664)	47,253,853
Interest receivable	27,958,850
Dividends receivable from affiliated investment	90,427
Receivable for investments sold	26,715,280
Receivable for open forward foreign currency exchange contracts	6,926,538
Prepaid upfront fees on notes payable	724,980
Prepaid expenses	340,623
Total assets	$9,545,119,283

Liabilities
Notes payable	$1,400,000,000
Cash collateral due to brokers	3,720,000
Payable for investments purchased	327,766,816
Payable for when-issued securities	7,669,196
Payable for open forward foreign currency exchange contracts	1,900,142
Payable to affiliates:
Investment adviser fee	3,208,486
Trustees’ fees	8,458
Accrued expenses	3,289,408
Total liabilities	$1,747,562,506
Commitments and contingencies (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$7,797,556,777

Sources of Net Assets
Investors’ capital	$7,808,931,966
Net unrealized depreciation	(11,375,189)
Total	$7,797,556,777

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income	$390,068,907
Dividends	1,806,817
Dividends from affiliated investment	876,918
Total investment income	$392,752,642

Expenses
Investment adviser fee	$33,831,425
Trustees’ fees and expenses	104,292
Custodian fee	1,639,891
Legal and accounting services	644,676
Interest expense and fees	24,436,935
Miscellaneous	314,240
Total expenses	$60,971,459

Net investment income	$331,781,183

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(32,458,578)
Investment transactions — affiliated investment	3,361
Foreign currency transactions	673,800
Forward foreign currency exchange contracts	(24,603,491)
Net realized loss	$(56,384,908)
Change in unrealized appreciation (depreciation) —
Investments	$154,186,999
Investments — affiliated investment	(6,758)
Foreign currency	463,924
Forward foreign currency exchange contracts	188,569
Net change in unrealized appreciation (depreciation)	$154,832,734

Net realized and unrealized gain	$98,447,826

Net increase in net assets from operations	$430,229,009

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$331,781,183	$267,371,374
Net realized loss	(56,384,908)	(114,501,111)
Net change in unrealized appreciation (depreciation)	154,832,734	215,303,495
Net increase in net assets from operations	$430,229,009	$368,173,758
Capital transactions —
Contributions	$2,424,779,308	$743,046,528
Withdrawals	(383,089,390)	(1,125,614,046)
Net increase (decrease) in net assets from capital transactions	$2,041,689,918	$(382,567,518)

Net increase (decrease) in net assets	$2,471,918,927	$(14,393,760)

Net Assets
At beginning of year	$5,325,637,850	$5,340,031,610
At end of year	$7,797,556,777	$5,325,637,850

48	See Notes to Financial Statements.

Eaton Vance

Senior Debt Portfolio

October 31, 2017

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2017
Net increase in net assets from operations	$430,229,009
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(6,187,221,419)
Investments sold and principal repayments	3,260,683,264
Decrease in short-term investments, net	56,292,500
Net amortization/accretion of premium (discount)	(6,078,432)
Amortization of prepaid upfront fees on notes payable	2,005,675
Increase in deposits for derivatives collateral — forward foreign currency exchange contracts	(377,690)
Increase in interest receivable	(3,207,958)
Increase in dividends receivable from affiliated investment	(90,427)
Increase in receivable for open forward foreign currency exchange contracts	(1,552,011)
Increase in prepaid expenses	(173,651)
Increase in payable for cash collateral due to brokers	227,690
Increase in payable for open forward foreign currency exchange contracts	1,363,442
Increase in payable to affiliate for investment adviser fee	1,009,576
Increase in payable to affiliate for Trustees’ fees	2,791
Increase in accrued expenses	755,894
Increase in unfunded loan commitments	(3,472,900)
Net change in unrealized (appreciation) depreciation from investments	(154,180,241)
Net realized loss from investments	32,455,217
Net cash used in operating activities	$(2,571,329,671)

Cash Flows From Financing Activities
Proceeds from capital contributions	$2,424,779,308
Payments for capital withdrawals	(383,089,390)
Proceeds from notes payable	1,050,000,000
Repayments of notes payable	(500,000,000)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Net cash provided by financing activities	$2,589,689,918

Net increase in cash*	$18,360,247

Cash at beginning of year(1)	$61,291,722

Cash at end of year(1)	$79,651,969

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$23,763,694

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(29,367).

(1)	Balance includes foreign currency, at value.

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.52%	0.58%	0.58%	0.55%	0.52%
Interest and fee expense	0.34%	0.44%	0.34%	0.27%	0.22%
Total expenses(1)	0.86%	1.02%	0.92%	0.82%	0.74%
Net investment income	4.68%	5.52%	5.09%	4.80%	4.97%
Portfolio Turnover	39%	38%	27%	38%	29%

Total Return	6.43%	8.32%	0.72%	2.84%	6.25%

Net assets, end of year (000’s omitted)	$7,797,557	$5,325,638	$5,340,032	$6,497,751	$7,113,677

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 98.0%, 1.4% and 0.6% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans.  Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations.  Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities, listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives.  Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund.  The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

51

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

52

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2017, the Portfolio’s investment adviser fee totaled $33,831,425 or 0.47% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $6,133,472,515 and $3,271,210,025, respectively, for the year ended October 31, 2017. Included in purchases are the cost of securities purchased by the Portfolio from investment companies or accounts advised by EVM or its affiliates of $433,178,829. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,417,376,926

Gross unrealized appreciation	$106,759,365
Gross unrealized depreciation	(125,295,675)

Net unrealized depreciation	$(18,536,310)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $1,900,142. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $150,000 at October 31, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

53

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$6,926,538	$(1,900,142)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$1,358,645	$(825,568)	$—	$(533,077)	$—
HSBC Bank USA, N.A.	502,045	(350,409)	(151,636)	—	—
JPMorgan Chase Bank, N.A.	67,447	(67,447)	—	—	—
State Street Bank and Trust Company	4,998,401	(524,894)	(4,473,507)	—	—

	$6,926,538	$(1,768,318)	$(4,625,143)	$(533,077)	$—

54

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(825,568)	$825,568	$—	$—	$—
HSBC Bank USA, N.A.	(350,409)	350,409	—	—	—
JPMorgan Chase Bank, N.A.	(199,271)	67,447	—	131,824	—
State Street Bank and Trust Company	(524,894)	524,894	—	—	—

	$(1,900,142)	$1,768,318	$—	$131,824	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(24,603,491)	$188,569

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2017, which is indicative of the volume of this derivative type, was approximately $373,612,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, typically on the one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Portfolio also pays an annual fee equal to 0.67% on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the year ended October 31, 2017 totaled $10,841,396 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 13, 2017, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 12, 2018. The unamortized balance at October 31, 2017 is $724,980 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2017, the Portfolio had borrowings outstanding under the Agreement of $1,400,000,000 at an interest rate of 1.29%. The carrying amount of the borrowings at October 31, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017. For the year ended October 31, 2017, the average borrowings under the Agreement and the average interest rate (excluding fees) were $1,036,506,849 and 1.10%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign

55

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,973,570,933	$18,183,746	$8,991,754,679
Corporate Bonds & Notes	—	263,692,158	—	263,692,158
Asset-Backed Securities	—	46,727,571	—	46,727,571
Common Stocks	640,908	54,250,577	8,654,007	63,545,492
Convertible Preferred Stocks	—	—	0	0
Warrants	—	242,591	—	242,591
Short-Term Investments	—	32,878,125	—	32,878,125

Total Investments	$640,908	$9,371,361,955	$26,837,753	$9,398,840,616

Forward Foreign Currency Exchange Contracts	$—	$6,926,538	$—	$6,926,538

Total	$640,908	$9,378,288,493	$26,837,753	$9,405,767,154

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,900,142)	$—	$(1,900,142)

Total	$—	$(1,900,142)	$—	$(1,900,142)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

56

Senior Debt Portfolio

October 31, 2017

Notes to Financial Statements — continued

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.08% of net assets at October 31, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

57

Senior Debt Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2017

58

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

59

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

60

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

61

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

62

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$114,370	$115,464
Audit-Related Fees(1)	$18,000	$18,000
Tax Fees(2)	$22,241	$22,575
All Other Fees(3)	$0	$0

Total	$154,611	$156,039

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$40,241	$40,575
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017